Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) - Recurring - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	¥ (15)	¥ 18	¥ (40)	¥ 11
Unrealized gains / (losses), Liabilities	[1]	7	(1)	5	(2)
Trading assets and private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	1	(5)	(1)
Trading assets and private equity investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	(1)	1	(1)	1
Trading assets and private equity investments [Member] | Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	0	1
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	0	0
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	0	0
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	2	0	2
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	0	0
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	0	0
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	1	0	1	0
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	(2)	(5)	(5)
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	0	0
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1],[2]	(8)	0	(15)	0
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1],[2]	(3)	5	(15)	(1)
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1],[2]	(2)	0	(1)	2
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1],[2]	(2)	3	(6)	(2)
Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1],[2]	0		0
Derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1],[2]	(15)	8	(37)	(1)
Subtotal [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	(15)	9	(42)	(2)
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	1	0
Collateralized agreements [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	0	0	0
Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	[1]	0	9	1	13
Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]	0	0	0	0
Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]	0	0	0	0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]	0	0	0	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]		0		0
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]	0	0	0	(1)
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]	0	0	0	0
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]	7	(1)	5	(1)
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	[1]	¥ 0	¥ 0	¥ 0	¥ 0

[1]	Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.